The capital stock, fully subscribed and paid, is divided into registered book-entry shares with no par value. (Details) - shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Brazilian residents	245,063	245,323	205,854
Foreign residents	7,253,468	7,253,208	7,292,677
Total shares	7,498,531	7,498,531	7,498,531
(-) Treasury shares	(31,510)	(37,658)	(33,404)
Total outstanding	7,467,021	7,460,873	7,465,127
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Brazilian residents	109,718	109,885	90,069
Foreign residents	3,708,977	3,708,810	3,728,626
Total shares	3,818,695	3,818,695	3,818,695
(-) Treasury shares	(15,755)	(18,829)	(16,702)
Total outstanding	3,802,940	3,799,866	3,801,993
Preference shares [member]
IfrsStatementLineItems [Line Items]
Brazilian residents	135,345	135,438	115,785
Foreign residents	3,544,491	3,544,398	3,564,051
Total shares	3,679,836	3,679,836	3,679,836
(-) Treasury shares	(15,755)	(18,829)	(16,702)
Total outstanding	3,664,081	3,661,007	3,663,134